Inventories (Tables)	12 Months Ended
Dec. 31, 2013
Inventory Disclosure [Abstract]
Inventories, Net of Reserve	Inventories, net of reserve, consisted of the following:

	December 31, 2013	December 31, 2012
Raw materials	84	78
Work-in-process	885	941
Finished products	367	334
Total	1,336	1,353